1
Gabelli Growth Innovators ETF
Schedule of Investments — March 31, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Automotive: Parts and Accessories – 2.7%
794
Aptiv plc† ................................................
$ 95,050
Computer Software and Services – 21.3%
1,033
Cloudflare Inc., Cl. A† .............................
123,650
532
Crowdstrike Holdings Inc., Cl. A† ...........
120,807
237
ServiceNow Inc.† ....................................
131,983
570
Snowflake Inc., Cl. A† .............................
130,604
2,538
ZoomInfo Technologies Inc.† ..................
151,620
390
Zscaler, Inc.† ..........................................
94,099
752,763
Consumer Services – 10.3%
111
Amazon.com Inc.† ..................................
361,854
Entertainment – 4.3%
197
Netflix Inc.† .............................................
73,794
517
Take-Two Interactive Software Inc.† .......
79,484
153,278
Equipment and Supplies – 2.7%
321
Danaher Corp. ........................................
94,159
Financial Services – 8.7%
839
Block Inc.† ..............................................
113,768
550
PayPal Holdings Inc.† .............................
63,608
581
Visa Inc., Cl. A ........................................
128,848
306,224
Health Care – 12.4%
1,037
Edwards Lifesciences Corp.† .................
122,076
846
Exact Sciences Corp.† ...........................
59,152
403
Intuitive Surgical Inc.† ............................
121,577
231
Thermo Fisher Scientific Inc. ..................
136,440
439,245
Semiconductors – 20.2%
391
Analog Devices Inc. ................................
64,585
921
Applied Materials Inc. .............................
121,388
97
ASML Holding NV ...................................
64,789
1,619
Lattice Semiconductor Corp.† ................
98,678
1,511
Marvell Technology, Inc. ..........................
108,354
931
NVIDIA Corp. ..........................................
254,033
711,827
Technology Services – 15.0%
55
Alphabet Inc., Cl. C† ...............................
153,614
546
Meta Platforms Inc., Cl. A† .....................
121,409
827
Microsoft Corp. .......................................
254,972
529,995
Transportation – 2.4%
2,395
Uber Technologies Inc.† .........................
85,454
TOTAL INVESTMENTS — 100.0%
(cost $3,462,103) ....................................
$ 3,529,849
† Non-income producing security.